Events Arising Since the End of the Reporting Period	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Events Arising Since the End of the Reporting Period [Abstract]
EVENTS ARISING SINCE THE END OF THE REPORTING PERIOD
21.	EVENTS ARISING SINCE THE END OF THE REPORTING PERIOD

No matters or circumstances have arisen since the end of the financial year which significantly affected or may significantly affect the operations of the Group, the results of those operations or the state of affairs of the Group in subsequent financial years except those noted below.

The following events occurred after the reporting date:

●	On 17 August 2026, the Company appointed Mr Brett Lynch as a Non-Executive Director.

●	On 9 September 2026 (U.S. time), trading in the Company’s American depositary shares commenced trading on the Nasdaq Capital Market under the ticker code RML.

●	Since 30 June 2026, the Company has issued 569,500,000 unquoted performance rights as remuneration to employees and consultants and 310,736,750 ordinary shares upon the exercise of vested performance rights.

●	Since 30 June 2026, 2,410,450 RMLOC options were exercised into ordinary shares and 2,000,000 unquoted options lapsed unexercised.

●	On 28 October, 2026, the Company entered into a short-term unsecured debt facility with Harbour Capital Opportunities Fund Pty Ltd (the “Lender”) to borrow up to A$10,000,000 across four equal tranches, and immediately drew an initial tranche of A$2,500,000. A second tranche of A$2,500,000 is available at our election, with the third and fourth tranches of A$2,500,000 each available for drawdown upon mutual agreement with the Lender. Interest of 12% per annum is accrued monthly, payable at maturity, being 6 months from the date the funds are advanced. In addition, a fee of 15,000,000 RMLOD options per A$2.5 million advanced is payable to the Lender, along with a lead manager fee consisting of a 6% cash fee on funds drawn, 3% on the total facility issued as ordinary shares and 30 million RMLOD options. The RMLOD options are quoted on ASX and have an exercise price of A$0.10 and expire on 30 November, 2029. The lead manager is Oakley Capital, which is affiliated with the Lender. The issuance of shares and options is subject to shareholder approval. If approval is not granted, an equivalent in cash, for which the loan agreement does not provide a calculation, will be payable.

22.	EVENTS ARISING SINCE THE END OF THE REPORTING PERIOD

No matters or circumstances have arisen since the end of the financial year which significantly affected or may significantly affect the operations of the Group, the results of those operations or the state of affairs of the Group in subsequent financial years except those noted below.

From 3 July 2025 to the date of this report, the Company issued 249,511,352 shares on exercise of 132,414,702 options and 117,096,650 performance rights.

On 29 July 2025, the Company issued the following securities related to the acquisition of the Horse Heaven Project and completion of a share placement:

-	444,812,889 shares and 222,406,445 RMLOC options (quoted options with an exercise price of $0.018 and expiry of July 31, 2028) to the project vendors.

-	27,207,121 shares to raise $353k under tranche 2 of the $1.9 million placement announced in June 2025.

-	73,076,902 RMLOC options attaching to the $1.9 million placement shares.

-	93,846,154 shares and 107,115,385 RMLOC options as fees related to the project acquisition and placement.

-	12,500,000 RMLOC options as investor relations fees.

On 2 September 2025, the Company issued 6,000,000 shares, 13,000,000 options and 206,550,000 performance rights as director, employee and consultant remuneration.

On 3 October 2025, the Company issued 368,000,000 shares to raise $18.4 million under tranche 1 of the $25.1 million placement announced in September 2025.

On 3 November 2025, the Company issued 25,000,000 shares to raise $2.0M under a placement to Tribeca Investment Partners.

On 23 December 2025, the Company issued:

-	134,000,000 shares to raise $6.7 million under tranche 2 of the $25.1 million placement announced in September 2025

-	11,990,000 fee shares

-	159,148,200 options.

The company’s focus is the Horse Heaven Project, which has been further enhanced by the acquisition of the Johnson Creek Tungsten mill and associated tungsten stockpiles via a payment of US$1,250,000 and the issue of 77,000,000 RML shares and 38,500,000 RMLOD options as project consideration and associated fees on February 27, 2026. The Horse Heaven Project acquisition will have a material impact on the USA exploration segment in future periods.

The company continues to assess the prospectivity of the Drake East Project, which was acquired in fiscal 2025, while the primary focus remains on the Horse Heaven Project.